Offerings - Offering: 1	Jul. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	187,197,294
Proposed Maximum Offering Price per Unit	3.045
Maximum Aggregate Offering Price	$ 570,015,760.23
Fee Rate	0.01381%
Amount of Registration Fee	$ 78,719.18
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock, par value $0.0001 per share (the "Common Stock"), as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Represents an aggregate of 187,197,294 shares of Common Stock issuable upon the conversion of shares of Series K convertible preferred stock, upon exercise of certain warrants or upon issuance of certain dividends. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on June 26, 2026, which such date is within five business days of the filing of this registration statement, of $3.045 per share.